NOTES PAYABLE AND LINE OF CREDIT (Tables)	3 Months Ended
Mar. 31, 2013
Notes Payable And Line Of Credit Tables
Notes payable

Notes payable consist of the following:

($ in thousands)	March 31,	December 31,
	2013	2012
Notes payable to related parties:
7% convertible promissory notes. Face value of notes $65 at March 31, 2013 and December 31, 2012. Discount on notes is $0 at March 31, 2013 and December 31, 2012. In January 2013, the Company received an extension to June 30, 2014. Notes callable at any time at option of holder.	$65	$65
Total notes payable to related parties	$65	$65

Total notes payable	65	65
Less current portion	(65)	(65)
Long-term notes payable	$-	$-